FINANCIAL INSTRUMENTS (Details 27) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 64,134
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 365,597
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	U.F.
Financial guarantee granted	$ 697
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Full Guarantee. of Arauco North America. Inc.
Description of assets pledged	-
Description of functional currency	U.S. dollar
Financial guarantee granted	$ 210,000
Name of guarantor	Banco Itau Corpbanca - NY Branch
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 126
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Celulose do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil S.A.
Description of assets pledged	-
Description of functional currency	Brazilian real
Financial guarantee granted	$ 16,416
Name of guarantor	Banco Safra S.A.
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	U.F.
Financial guarantee granted	$ 352
Name of guarantor	Railways
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Celulose do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil S.A.
Description of assets pledged	-
Description of functional currency	Brazilian real
Financial guarantee granted	$ 58,405
Name of guarantor	Itaú Unibanco S.A.
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	U.F.
Financial guarantee granted	$ 13,469
Name of guarantor	Sociedad Concesionaria Autopista Costa Arauco S.A.
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Celulose do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil S.A.
Description of assets pledged	-
Description of functional currency	Brazilian real
Financial guarantee granted	$ 41,612
Name of guarantor	Banco BTG pactual S.A.
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	U.S. dollar
Financial guarantee granted	$ 4,920
Name of guarantor	Innergy Soluciones Energéticas S.A.
Financial guarantee five [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco Indústria de Painéis S.A.
Description of assets pledged	-
Description of functional currency	Brazilian real
Financial guarantee granted	$ 5,114
Name of guarantor	Banco Safra S.A.
Financial guarantee six [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Madera Arauco S.A.
Nature of guarantee granted	Guarantee policy
Description of functional currency	U.F.
Financial guarantee granted	$ 2,278
Name of guarantor	Cermaq Chile S.A
Financial guarantee six [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco Indústria de Painéis S.A.
Description of assets pledged	-
Description of functional currency	Brazilian real
Financial guarantee granted	$ 34,050
Name of guarantor	Banco Safra S.A.
Financial guarantee seven [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Investigaciones Forestales Bioforest SpA.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 213
Name of guarantor	Innova Chile
Financial guarantee eight [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	Brazilian real
Financial guarantee granted	$ 417
Name of guarantor	Itaú Unibanco S.A.
Financial guarantee nine [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	Brazilian real
Financial guarantee granted	$ 41,662
Name of guarantor	Itaú Unibanco S.A.